Nuveen Large Cap Value Fund
Portfolio of Investments    November 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.8%
	COMMON STOCKS – 98.8%
	Airlines – 3.4%
78,000	Delta Air Lines Inc	$4,470,180
73,000	Southwest Airlines Co	4,207,720
44,000	United Airlines Holdings Inc, (2)	4,083,200
	Total Airlines	12,761,100
	Automobiles – 2.6%
534,000	Ford Motor Co	4,838,040
136,000	General Motors Co	4,896,000
	Total Automobiles	9,734,040
	Banks – 7.8%
330,000	Bank of America Corp	10,995,600
112,000	Citigroup Inc	8,413,440
28,000	JPMorgan Chase & Co	3,689,280
69,000	Popular Inc	3,816,390
37,000	Wells Fargo & Co	2,015,020
	Total Banks	28,929,730
	Biotechnology – 4.0%
17,000	Amgen Inc	3,990,240
16,000	Biogen Inc, (2)	4,796,960
26,000	Exelixis Inc, (2)	432,380
84,000	Gilead Sciences Inc	5,648,160
	Total Biotechnology	14,867,740
	Building Products – 1.3%
86,000	Masco Corp	4,003,300
13,000	Owens Corning	871,780
	Total Building Products	4,875,080
	Capital Markets – 2.9%
27,000	Ameriprise Financial Inc	4,424,490
29,000	Legg Mason Inc	1,133,320
105,000	Morgan Stanley	5,195,400
	Total Capital Markets	10,753,210
	Chemicals – 0.1%
7,000	Dow Inc	373,590

Nuveen Large Cap Value Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Communications Equipment – 0.9%
76,000	Cisco Systems Inc	$3,443,560
	Construction & Engineering – 1.0%
90,000	AECOM, (2)	3,899,700
	Consumer Finance – 5.9%
52,000	Capital One Financial Corp	5,200,520
52,000	Discover Financial Services	4,413,240
268,000	Navient Corp	3,845,800
3,000	OneMain Holdings Inc	129,270
444,000	SLM Corp	3,787,320
117,000	Synchrony Financial	4,376,970
	Total Consumer Finance	21,753,120
	Containers & Packaging – 2.2%
80,000	Berry Global Group Inc, (2)	3,735,200
92,000	International Paper Co	4,263,280
	Total Containers & Packaging	7,998,480
	Diversified Financial Services – 1.0%
17,000	Berkshire Hathaway Inc., Class B, (2)	3,745,100
	Diversified Telecommunication Services – 4.8%
292,000	AT&T Inc	10,914,960
273,000	CenturyLink Inc	3,955,770
49,000	Verizon Communications Inc	2,951,760
	Total Diversified Telecommunication Services	17,822,490
	Electrical Equipment – 2.2%
30,000	Acuity Brands Inc	3,923,400
31,000	GrafTech International Ltd	436,790
45,000	Regal Beloit Corp	3,677,850
	Total Electrical Equipment	8,038,040
	Electronic Equipment, Instruments & Components – 1.0%
99,000	Jabil Inc	3,845,160
	Entertainment – 1.0%
602,000	Zynga Inc., Class A, (2)	3,750,460
	Food & Staples Retailing – 0.3%
8,000	Walmart Inc	952,720
	Health Care Providers & Services – 6.1%
4,900	AmerisourceBergen Corp	430,759
74,000	Cardinal Health Inc	4,072,220

Shares	Description (1)	Value
	Health Care Providers & Services (continued)
71,000	CVS Health Corp	$5,344,170
29,000	HCA Inc	4,021,140
13,000	Humana Inc	4,435,990
30,000	McKesson Corp	4,339,200
	Total Health Care Providers & Services	22,643,479
	Hotels, Restaurants & Leisure – 0.2%
17,000	Aramark	741,880
	Household Durables – 1.9%
94,000	PulteGroup Inc	3,727,100
24,000	Whirlpool Corp	3,434,400
	Total Household Durables	7,161,500
	Independent Power & Renewable Electricity Producers – 2.1%
204,000	AES Corp/VA	3,857,640
147,000	Vistra Energy Corp	3,899,910
	Total Independent Power & Renewable Electricity Producers	7,757,550
	Industrial Conglomerates – 1.0%
23,000	Carlisle Cos Inc	3,587,540
	Insurance – 4.2%
25,000	Allstate Corp/The	2,783,750
79,000	Assured Guaranty Ltd	3,922,350
10,000	Athene Holding Ltd., Class A, (2)	450,200
64,000	Lincoln National Corp	3,779,200
95,000	MetLife Inc	4,741,450
	Total Insurance	15,676,950
	Internet & Direct Marketing Retail – 2.0%
96,000	eBay Inc	3,409,920
39,000	Expedia Group Inc	3,964,740
	Total Internet & Direct Marketing Retail	7,374,660
	IT Services – 1.0%
50,000	Booz Allen Hamilton Holding Corp	3,638,000
	Machinery – 5.6%
47,000	AGCO Corp	3,672,110
25,000	Cummins Inc	4,571,500
54,000	PACCAR Inc	4,393,980
22,000	Parker-Hannifin Corp	4,373,380
70,000	Timken Co	3,681,300
	Total Machinery	20,692,270

Nuveen Large Cap Value Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Media – 2.2%
128,000	Discovery Inc., Class A, (2)	$4,216,320
50,000	Omnicom Group Inc	3,974,000
	Total Media	8,190,320
	Metals & Mining – 3.3%
75,000	Nucor Corp	4,227,000
34,000	Reliance Steel & Aluminum Co	4,011,320
117,000	Steel Dynamics Inc	3,946,410
	Total Metals & Mining	12,184,730
	Multiline Retail – 1.4%
42,000	Target Corp	5,250,420
	Oil, Gas & Consumable Fuels – 5.3%
102,000	CONSOL Energy Inc, (2)	1,301,520
346,000	EQT Corp	3,020,580
474,000	Extraction Oil & Gas Inc, (2)	682,560
6,000	Exxon Mobil Corp	408,780
378,000	Gulfport Energy Corp, (2)	895,860
76,000	Marathon Petroleum Corp	4,608,640
42,000	Phillips 66	4,818,240
41,000	Valero Energy Corp	3,915,090
	Total Oil, Gas & Consumable Fuels	19,651,270
	Paper & Forest Products – 0.6%
55,000	Domtar Corp	2,052,600
	Pharmaceuticals – 4.7%
91,000	Bristol-Myers Squibb Co	5,181,540
27,000	Jazz Pharmaceuticals PLC, (2)	4,080,240
32,000	Johnson & Johnson	4,399,680
43,000	Merck & Co Inc	3,748,740
	Total Pharmaceuticals	17,410,200
	Professional Services – 1.1%
44,000	ManpowerGroup Inc	4,076,160
	Real Estate Management & Development – 1.4%
72,000	CBRE Group Inc., Class A, (2)	4,105,440
6,000	Jones Lang LaSalle Inc	997,980
	Total Real Estate Management & Development	5,103,420
	Semiconductors & Semiconductor Equipment – 2.9%
184,000	Intel Corp	10,681,200

Shares	Description (1)	Value
	Specialty Retail – 2.1%
50,000	Best Buy Co Inc	$4,032,000
31,000	Murphy USA Inc, (2)	3,643,430
	Total Specialty Retail	7,675,430
	Technology Hardware, Storage & Peripherals – 5.4%
70,000	Dell Technologies Inc., Class C, (2)	3,394,300
254,000	Hewlett Packard Enterprise Co	4,020,820
231,000	HP Inc	4,638,480
116,000	NCR Corp, (2)	3,808,280
102,000	Xerox Holdings Corp	3,970,860
	Total Technology Hardware, Storage & Peripherals	19,832,740
	Thrifts & Mortgage Finance – 1.1%
272,000	MGIC Investment Corp	3,919,520
	Wireless Telecommunication Services – 0.8%
132,000	Telephone & Data Systems Inc	3,129,720
	Total Long-Term Investments (cost $327,286,902)	365,974,879

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.0%
	REPURCHASE AGREEMENTS – 1.0%
$3,619	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/29/19, repurchase price $3,618,877, collateralized by $3,510,000 U.S. Treasury Notes, 2.750%, due 2/15/24, value $3,695,816	0.650%	12/02/19	$3,618,681
	Total Short-Term Investments (cost $3,618,681)			3,618,681
	Total Investments (cost $330,905,583) – 99.8%			369,593,560
	Other Assets Less Liabilities – 0.2%			680,304
	Net Assets – 100%			$370,273,864

Nuveen Large Cap Value Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$365,974,879	$ —	$ —	$365,974,879
Short-Term Investments:
Repurchase Agreements	—	3,618,681	—	3,618,681
Total	$365,974,879	$3,618,681	$ —	$369,593,560

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Large Cap Core Fund
Portfolio of Investments    November 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Airlines – 1.1%
157,000	Southwest Airlines Co	$9,049,480
	Automobiles – 1.8%
616,000	Ford Motor Co	5,580,960
258,000	General Motors Co	9,288,000
	Total Automobiles	14,868,960
	Banks – 0.5%
30,000	JPMorgan Chase & Co	3,952,800
10,000	Popular Inc	553,100
	Total Banks	4,505,900
	Biotechnology – 5.9%
135,000	AbbVie Inc	11,843,550
47,000	Amgen Inc	11,031,840
34,000	Biogen Inc, (2)	10,193,540
397,000	Exelixis Inc, (2)	6,602,110
93,000	Incyte Corp, (2)	8,756,880
	Total Biotechnology	48,427,920
	Building Products – 0.7%
123,000	Masco Corp	5,725,650
	Capital Markets – 2.4%
104,000	Evercore Inc., Class A	8,047,520
75,000	Legg Mason Inc	2,931,000
94,000	LPL Financial Holdings Inc	8,680,900
	Total Capital Markets	19,659,420
	Chemicals – 1.1%
173,000	Dow Inc	9,233,010
	Commercial Services & Supplies – 1.0%
33,000	Cintas Corp	8,482,980
	Communications Equipment – 1.5%
280,000	Cisco Systems Inc	12,686,800
	Construction & Engineering – 0.9%
51,000	AECOM, (2)	2,209,830

Nuveen Large Cap Core Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Construction & Engineering (continued)
129,000	Arcosa Inc	$5,058,090
	Total Construction & Engineering	7,267,920
	Consumer Finance – 5.6%
101,000	Capital One Financial Corp	10,101,010
106,000	Discover Financial Services	8,996,220
606,000	Navient Corp	8,696,100
35,000	OneMain Holdings Inc	1,508,150
986,000	SLM Corp	8,410,580
241,000	Synchrony Financial	9,015,810
	Total Consumer Finance	46,727,870
	Containers & Packaging – 2.1%
180,000	Berry Global Group Inc, (2)	8,404,200
196,000	International Paper Co	9,082,640
	Total Containers & Packaging	17,486,840
	Diversified Financial Services – 0.6%
21,000	Berkshire Hathaway Inc., Class B, (2)	4,626,300
	Diversified Telecommunication Services – 1.9%
430,000	AT&T Inc	16,073,400
	Electrical Equipment – 1.3%
162,000	GrafTech International Ltd	2,282,580
101,000	Regal Beloit Corp	8,254,730
	Total Electrical Equipment	10,537,310
	Electronic Equipment, Instruments & Components – 1.0%
215,000	Jabil Inc	8,350,600
	Entertainment – 1.0%
1,375,000	Zynga Inc., Class A, (2)	8,566,250
	Food & Staples Retailing – 2.2%
41,000	Costco Wholesale Corp	12,292,210
70,000	Sysco Corp	5,638,500
	Total Food & Staples Retailing	17,930,710
	Health Care Providers & Services – 4.4%
101,000	AmerisourceBergen Corp	8,878,910
159,000	Cardinal Health Inc	8,749,770
30,000	Humana Inc	10,236,900
61,000	McKesson Corp	8,823,040
	Total Health Care Providers & Services	36,688,620

Shares	Description (1)	Value
	Household Durables – 1.3%
2,000	NVR Inc, (2)	$7,583,780
24,000	Whirlpool Corp	3,434,400
	Total Household Durables	11,018,180
	Household Products – 0.1%
8,000	Procter & Gamble Co/The	976,480
	Independent Power & Renewable Electricity Producers – 1.1%
330,000	Vistra Energy Corp	8,754,900
	Industrial Conglomerates – 1.1%
56,000	Carlisle Cos Inc	8,734,880
	Insurance – 3.2%
57,000	Assured Guaranty Ltd	2,830,050
116,000	Athene Holding Ltd., Class A, (2)	5,222,320
137,000	Lincoln National Corp	8,089,850
202,000	MetLife Inc	10,081,820
	Total Insurance	26,224,040
	Interactive Media & Services – 2.7%
11,000	Alphabet Inc., Class A, (2)	14,344,990
41,000	Facebook Inc., Class A, (2)	8,267,240
	Total Interactive Media & Services	22,612,230
	Internet & Direct Marketing Retail – 5.4%
8,000	Amazon.com Inc, (2)	14,406,400
6,000	Booking Holdings Inc, (2)	11,424,180
260,000	eBay Inc	9,235,200
91,000	Expedia Group Inc	9,251,060
	Total Internet & Direct Marketing Retail	44,316,840
	IT Services – 6.2%
115,000	Booz Allen Hamilton Holding Corp	8,367,400
62,000	Broadridge Financial Solutions Inc	7,670,020
31,000	FleetCor Technologies Inc, (2)	9,514,520
55,000	Mastercard Inc., Class A	16,072,650
45,000	VeriSign Inc, (2)	8,583,300
8,000	Visa Inc., Class A	1,476,080
	Total IT Services	51,683,970
	Machinery – 4.5%
105,000	AGCO Corp	8,203,650
151,000	Allison Transmission Holdings Inc	7,308,400
52,000	Cummins Inc	9,508,720

Nuveen Large Cap Core Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Machinery (continued)
111,000	PACCAR Inc	$9,032,070
63,000	Timken Co	3,313,170
	Total Machinery	37,366,010
	Media – 1.6%
64,000	AMC Networks Inc., Class A, (2)	2,459,520
170,000	Discovery Inc., Class A, (2)	5,599,800
69,000	Omnicom Group Inc	5,484,120
	Total Media	13,543,440
	Metals & Mining – 3.2%
157,000	Nucor Corp	8,848,520
74,000	Reliance Steel & Aluminum Co	8,730,520
269,000	Steel Dynamics Inc	9,073,370
	Total Metals & Mining	26,652,410
	Multiline Retail – 1.2%
79,000	Target Corp	9,875,790
	Oil, Gas & Consumable Fuels – 3.6%
110,000	CONSOL Energy Inc, (2)	1,403,600
771,000	EQT Corp	6,730,830
1,547,000	Extraction Oil & Gas Inc, (2)	2,227,680
523,000	Gulfport Energy Corp, (2)	1,239,510
376,000	Parsley Energy Inc., Class A	5,632,480
78,000	Phillips 66	8,948,160
1,006,000	Range Resources Corp	3,510,940
	Total Oil, Gas & Consumable Fuels	29,693,200
	Paper & Forest Products – 0.5%
112,000	Domtar Corp	4,179,840
	Pharmaceuticals – 2.9%
213,000	Bristol-Myers Squibb Co	12,128,220
62,000	Jazz Pharmaceuticals PLC, (2)	9,369,440
17,000	Johnson & Johnson	2,337,330
	Total Pharmaceuticals	23,834,990
	Professional Services – 1.0%
91,000	ManpowerGroup Inc	8,430,240
	Real Estate Management & Development – 2.2%
166,000	CBRE Group Inc., Class A, (2)	9,465,320
53,000	Jones Lang LaSalle Inc	8,815,490
	Total Real Estate Management & Development	18,280,810

Shares	Description (1)	Value
	Road & Rail – 0.2%
12,000	Landstar System Inc	$1,336,920
	Semiconductors & Semiconductor Equipment – 2.4%
390,000	ON Semiconductor Corp, (2)	8,373,300
133,000	QUALCOMM Inc	11,112,150
	Total Semiconductors & Semiconductor Equipment	19,485,450
	Software – 6.2%
83,000	Fortinet Inc, (2)	8,724,130
204,000	Microsoft Corp	30,881,520
216,000	Oracle Corp., Class A	12,126,240
	Total Software	51,731,890
	Specialty Retail – 2.0%
108,000	Best Buy Co Inc	8,709,120
70,000	Murphy USA Inc, (2)	8,227,100
	Total Specialty Retail	16,936,220
	Technology Hardware, Storage & Peripherals – 8.3%
162,000	Apple Inc	43,294,500
160,000	Dell Technologies Inc., Class C, (2)	7,758,400
536,000	Hewlett Packard Enterprise Co	8,484,880
383,000	HP Inc	7,690,640
31,000	Xerox Holdings Corp	1,206,830
	Total Technology Hardware, Storage & Peripherals	68,435,250
	Thrifts & Mortgage Finance – 1.0%
584,000	MGIC Investment Corp	8,415,440
	Wireless Telecommunication Services – 0.8%
291,000	Telephone & Data Systems Inc	6,899,610
	Total Long-Term Investments (cost $729,545,287)	826,314,970

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.1%
	REPURCHASE AGREEMENTS – 0.1%
$410	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/29/19, repurchase price $409,739, collateralized by $375,000 U.S. Treasury Notes, 0.125%, due 7/15/22, value $418,494	0.650%	12/02/19	$409,717
	Total Short-Term Investments (cost $409,717)			409,717
	Total Investments (cost $729,955,004) – 99.8%			826,724,687
	Other Assets Less Liabilities – 0.2%			1,889,838
	Net Assets – 100%			$828,614,525

Nuveen Large Cap Core Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$826,314,970	$ —	$ —	$826,314,970
Short-Term Investments:
Repurchase Agreements	—	409,717	—	409,717
Total	$826,314,970	$409,717	$ —	$826,724,687

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Large Cap Growth Fund
Portfolio of Investments    November 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.1%
	COMMON STOCKS – 99.1%
	Aerospace & Defense – 1.0%
33,000	Spirit AeroSystems Holdings Inc., Class A	$2,870,670
	Air Freight & Logistics – 0.2%
7,000	XPO Logistics Inc, (2)	578,830
	Airlines – 1.1%
56,000	Southwest Airlines Co	3,227,840
	Biotechnology – 8.1%
62,000	AbbVie Inc	5,439,260
23,000	Amgen Inc	5,398,560
11,000	Biogen Inc, (2)	3,297,910
147,000	Exelixis Inc, (2)	2,444,610
47,000	Gilead Sciences Inc	3,160,280
33,000	Incyte Corp, (2)	3,107,280
	Total Biotechnology	22,847,900
	Capital Markets – 3.0%
18,000	Ameriprise Financial Inc	2,949,660
33,000	Evercore Inc., Class A	2,553,540
32,000	LPL Financial Holdings Inc	2,955,200
	Total Capital Markets	8,458,400
	Commercial Services & Supplies – 1.1%
12,000	Cintas Corp	3,084,720
	Communications Equipment – 1.5%
95,000	Cisco Systems Inc	4,304,450
	Construction Materials – 0.6%
19,000	Eagle Materials Inc	1,748,570
	Consumer Finance – 2.2%
38,000	Discover Financial Services	3,225,060
81,000	Synchrony Financial	3,030,210
	Total Consumer Finance	6,255,270
	Containers & Packaging – 1.2%
7,000	Berry Global Group Inc, (2)	326,830

Nuveen Large Cap Growth Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Containers & Packaging (continued)
66,000	International Paper Co	$3,058,440
	Total Containers & Packaging	3,385,270
	Electrical Equipment – 1.1%
23,000	Acuity Brands Inc	3,007,940
	Electronic Equipment, Instruments & Components – 1.1%
80,000	Jabil Inc	3,107,200
	Entertainment – 1.0%
469,000	Zynga Inc., Class A, (2)	2,921,870
	Equity Real Estate Investment Trust – 0.6%
8,000	American Tower Corp	1,712,240
	Food & Staples Retailing – 0.4%
4,000	Costco Wholesale Corp	1,199,240
	Health Care Providers & Services – 4.2%
35,000	AmerisourceBergen Corp	3,076,850
7,551	Cardinal Health Inc	415,532
10,000	Humana Inc	3,412,300
20,000	McKesson Corp	2,892,800
8,000	UnitedHealth Group Inc	2,238,960
	Total Health Care Providers & Services	12,036,442
	Hotels, Restaurants & Leisure – 1.0%
53,000	Norwegian Cruise Line Holdings Ltd, (2)	2,842,920
	Household Durables – 3.4%
1,000	NVR Inc, (2)	3,791,890
69,000	PulteGroup Inc	2,735,850
35,000	Tempur Sealy International Inc, (2)	2,970,800
	Total Household Durables	9,498,540
	Industrial Conglomerates – 1.1%
20,000	Carlisle Cos Inc	3,119,600
	Insurance – 2.1%
66,000	Athene Holding Ltd., Class A, (2)	2,971,320
23,000	Primerica Inc	3,078,320
	Total Insurance	6,049,640
	Interactive Media & Services – 6.0%
8,000	Alphabet Inc., Class A, (2)	10,432,720
33,000	Facebook Inc., Class A, (2)	6,654,120
	Total Interactive Media & Services	17,086,840

Shares	Description (1)	Value
	Internet & Direct Marketing Retail – 7.5%
5,000	Amazon.com Inc, (2)	$9,004,000
3,000	Booking Holdings Inc, (2)	5,712,090
99,000	eBay Inc	3,516,480
31,000	Expedia Group Inc	3,151,460
	Total Internet & Direct Marketing Retail	21,384,030
	IT Services – 7.5%
44,000	Booz Allen Hamilton Holding Corp	3,201,440
27,000	Broadridge Financial Solutions Inc	3,340,170
11,000	FleetCor Technologies Inc, (2)	3,376,120
27,000	Mastercard Inc., Class A	7,890,210
19,000	Visa Inc., Class A	3,505,690
	Total IT Services	21,313,630
	Machinery – 2.1%
7,000	Allison Transmission Holdings Inc	338,800
15,000	Cummins Inc	2,742,900
14,000	Parker-Hannifin Corp	2,783,060
	Total Machinery	5,864,760
	Media – 2.2%
10,000	AMC Networks Inc., Class A, (2)	384,300
132,000	Interpublic Group of Cos Inc/The	2,956,800
38,000	Omnicom Group Inc	3,020,240
	Total Media	6,361,340
	Metals & Mining – 1.1%
89,000	Steel Dynamics Inc	3,001,970
	Multiline Retail – 1.0%
23,000	Target Corp	2,875,230
	Oil, Gas & Consumable Fuels – 1.2%
55,000	EQT Corp	480,150
40,000	Gulfport Energy Corp, (2)	94,800
186,000	Parsley Energy Inc., Class A	2,786,280
	Total Oil, Gas & Consumable Fuels	3,361,230
	Pharmaceuticals – 3.1%
76,000	Bristol-Myers Squibb Co	4,327,440
20,000	Jazz Pharmaceuticals PLC, (2)	3,022,400
16,000	Merck & Co Inc	1,394,880
	Total Pharmaceuticals	8,744,720
	Real Estate Management & Development – 2.1%
51,000	CBRE Group Inc., Class A, (2)	2,908,020

Nuveen Large Cap Growth Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Real Estate Management & Development (continued)
18,000	Jones Lang LaSalle Inc	$2,993,940
	Total Real Estate Management & Development	5,901,960
	Road & Rail – 1.7%
18,000	Genesee & Wyoming Inc., Class A, (2)	2,006,100
26,000	Landstar System Inc	2,896,660
	Total Road & Rail	4,902,760
	Semiconductors & Semiconductor Equipment – 3.4%
59,000	Micron Technology Inc, (2)	2,803,090
99,000	ON Semiconductor Corp, (2)	2,125,530
57,000	QUALCOMM Inc	4,762,350
	Total Semiconductors & Semiconductor Equipment	9,690,970
	Software – 11.1%
32,000	Fortinet Inc, (2)	3,363,520
163,000	Microsoft Corp	24,674,940
62,000	Oracle Corp., Class A	3,480,680
	Total Software	31,519,140
	Specialty Retail – 1.0%
35,000	Best Buy Co Inc	2,822,400
	Technology Hardware, Storage & Peripherals – 12.1%
96,000	Apple Inc	25,656,000
56,000	Dell Technologies Inc., Class C, (2)	2,715,440
150,000	HP Inc	3,012,000
92,000	NCR Corp, (2)	3,020,360
	Total Technology Hardware, Storage & Peripherals	34,403,800
	Total Long-Term Investments (cost $203,550,731)	281,492,332
	Other Assets Less Liabilities – 0.9%	2,451,346
	Net Assets – 100%	$283,943,678

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$281,492,332	$ —	$ —	$281,492,332

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Equity Market Neutral Fund
Portfolio of Investments    November 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 104.3%
	COMMON STOCKS – 104.3%
	Aerospace & Defense – 1.0%
66,000	Spirit AeroSystems Holdings Inc., Class A	$5,741,340
	Air Freight & Logistics – 1.1%
78,000	XPO Logistics Inc, (2)	6,449,820
	Airlines – 1.0%
105,000	Southwest Airlines Co	6,052,200
	Automobiles – 2.2%
720,000	Ford Motor Co	6,523,200
178,000	General Motors Co	6,408,000
	Total Automobiles	12,931,200
	Banks – 0.4%
31,000	Citigroup Inc	2,328,720
	Biotechnology – 4.2%
69,000	AbbVie Inc	6,053,370
21,000	Biogen Inc, (2)	6,296,010
375,000	Exelixis Inc, (2)	6,236,250
67,000	Incyte Corp, (2)	6,308,720
	Total Biotechnology	24,894,350
	Building Products – 2.1%
130,000	Masco Corp	6,051,500
91,000	Owens Corning	6,102,460
	Total Building Products	12,153,960
	Capital Markets – 3.1%
78,000	Evercore Inc., Class A	6,035,640
156,000	Legg Mason Inc	6,096,480
67,000	LPL Financial Holdings Inc	6,187,450
2,000	Raymond James Financial Inc	179,640
	Total Capital Markets	18,499,210
	Commercial Services & Supplies – 1.0%
23,000	Cintas Corp	5,912,380
	Communications Equipment – 0.1%
15,000	Cisco Systems Inc	679,650

Shares	Description (1)	Value
	Construction & Engineering – 2.2%
152,000	AECOM, (2)	$6,586,160
159,000	Arcosa Inc	6,234,390
	Total Construction & Engineering	12,820,550
	Construction Materials – 1.1%
71,000	Eagle Materials Inc	6,534,130
	Consumer Finance – 3.2%
428,000	Navient Corp	6,141,800
748,000	SLM Corp	6,380,440
163,000	Synchrony Financial	6,097,830
	Total Consumer Finance	18,620,070
	Containers & Packaging – 2.1%
129,000	Berry Global Group Inc, (2)	6,023,010
142,000	International Paper Co	6,580,280
	Total Containers & Packaging	12,603,290
	Diversified Consumer Services – 1.0%
127,000	frontdoor Inc, (2)	5,748,020
	Diversified Telecommunication Services – 1.2%
165,000	AT&T Inc	6,167,700
65,000	CenturyLink Inc	941,850
	Total Diversified Telecommunication Services	7,109,550
	Electrical Equipment – 2.1%
47,000	Acuity Brands Inc	6,146,660
73,000	Regal Beloit Corp	5,966,290
	Total Electrical Equipment	12,112,950
	Electronic Equipment, Instruments & Components – 3.2%
76,000	Arrow Electronics Inc, (2)	6,052,640
150,000	Avnet Inc	6,097,500
168,000	Jabil Inc	6,525,120
	Total Electronic Equipment, Instruments & Components	18,675,260
	Entertainment – 1.1%
1,023,000	Zynga Inc., Class A, (2)	6,373,290
	Food & Staples Retailing – 1.8%
8,000	Casey's General Stores Inc	1,390,160
20,000	Costco Wholesale Corp	5,996,200
44,000	Sysco Corp	3,544,200
	Total Food & Staples Retailing	10,930,560

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Health Care Providers & Services – 4.1%
69,000	AmerisourceBergen Corp	$6,065,790
109,000	Cardinal Health Inc	5,998,270
18,000	Humana Inc	6,142,140
41,000	McKesson Corp	5,930,240
	Total Health Care Providers & Services	24,136,440
	Hotels, Restaurants & Leisure – 3.1%
135,000	Aramark	5,891,400
196,000	MGM Resorts International	6,262,200
113,000	Norwegian Cruise Line Holdings Ltd, (2)	6,061,320
	Total Hotels, Restaurants & Leisure	18,214,920
	Household Durables – 4.4%
2,000	NVR Inc, (2)	7,583,780
152,000	PulteGroup Inc	6,026,800
74,000	Tempur Sealy International Inc, (2)	6,281,120
43,000	Whirlpool Corp	6,153,300
	Total Household Durables	26,045,000
	Independent Power & Renewable Electricity Producers – 1.1%
239,000	Vistra Energy Corp	6,340,670
	Industrial Conglomerates – 1.1%
40,000	Carlisle Cos Inc	6,239,200
	Insurance – 4.7%
125,000	Assured Guaranty Ltd	6,206,250
137,000	Athene Holding Ltd., Class A, (2)	6,167,740
48,000	Lincoln National Corp	2,834,400
123,000	MetLife Inc	6,138,930
46,000	Primerica Inc	6,156,640
	Total Insurance	27,503,960
	Internet & Direct Marketing Retail – 3.4%
4,000	Booking Holdings Inc, (2)	7,616,120
174,000	eBay Inc	6,180,480
64,000	Expedia Group Inc	6,506,240
	Total Internet & Direct Marketing Retail	20,302,840
	IT Services – 4.9%
87,000	Booz Allen Hamilton Holding Corp	6,330,120
51,000	Broadridge Financial Solutions Inc	6,309,210
20,000	FleetCor Technologies Inc, (2)	6,138,400
22,000	Mastercard Inc., Class A	6,429,060

Shares	Description (1)	Value
	IT Services (continued)
18,000	VeriSign Inc, (2)	$3,433,320
	Total IT Services	28,640,110
	Leisure Products – 1.0%
60,000	Polaris Inc	5,862,000
	Machinery – 5.2%
76,000	AGCO Corp	5,937,880
87,000	Allison Transmission Holdings Inc	4,210,800
35,000	Cummins Inc	6,400,100
75,000	PACCAR Inc	6,102,750
11,000	Parker-Hannifin Corp	2,186,690
116,000	Timken Co	6,100,440
	Total Machinery	30,938,660
	Media – 3.9%
125,000	AMC Networks Inc., Class A, (2)	4,803,750
198,000	Discovery Inc., Class A, (2)	6,522,120
270,000	Interpublic Group of Cos Inc/The	6,048,000
74,000	Omnicom Group Inc	5,881,520
	Total Media	23,255,390
	Metals & Mining – 4.2%
292,000	Alcoa Corp	5,942,200
111,000	Nucor Corp	6,255,960
52,000	Reliance Steel & Aluminum Co	6,134,960
193,000	Steel Dynamics Inc	6,509,890
	Total Metals & Mining	24,843,010
	Multiline Retail – 1.0%
48,000	Target Corp	6,000,480
	Oil, Gas & Consumable Fuels – 5.1%
568,000	EQT Corp	4,958,640
1,307,000	Extraction Oil & Gas Inc, (2)	1,882,080
119,000	HollyFrontier Corp	6,134,450
420,000	Parsley Energy Inc., Class A	6,291,600
1,257,000	Range Resources Corp	4,386,930
631,000	WPX Energy Inc, (2)	6,209,040
	Total Oil, Gas & Consumable Fuels	29,862,740
	Paper & Forest Products – 0.9%
143,000	Domtar Corp	5,336,760

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Pharmaceuticals – 2.2%
110,000	Bristol-Myers Squibb Co	$6,263,400
44,000	Jazz Pharmaceuticals PLC, (2)	6,649,280
	Total Pharmaceuticals	12,912,680
	Professional Services – 1.1%
70,000	ManpowerGroup Inc	6,484,800
	Real Estate Management & Development – 2.1%
108,000	CBRE Group Inc., Class A, (2)	6,158,160
38,000	Jones Lang LaSalle Inc	6,320,540
	Total Real Estate Management & Development	12,478,700
	Road & Rail – 1.6%
28,000	Genesee & Wyoming Inc., Class A, (2)	3,120,600
56,000	Landstar System Inc	6,238,960
	Total Road & Rail	9,359,560
	Semiconductors & Semiconductor Equipment – 2.1%
286,000	ON Semiconductor Corp, (2)	6,140,420
74,000	QUALCOMM Inc	6,182,700
	Total Semiconductors & Semiconductor Equipment	12,323,120
	Software – 3.1%
60,000	Fortinet Inc, (2)	6,306,600
35,000	Microsoft Corp	5,298,300
116,000	Oracle Corp., Class A	6,512,240
	Total Software	18,117,140
	Specialty Retail – 1.6%
79,000	Best Buy Co Inc	6,370,560
26,000	Murphy USA Inc, (2)	3,055,780
	Total Specialty Retail	9,426,340
	Technology Hardware, Storage & Peripherals – 5.1%
25,000	Apple Inc	6,681,250
118,000	Dell Technologies Inc., Class C, (2)	5,721,820
378,000	Hewlett Packard Enterprise Co	5,983,740
181,000	NCR Corp, (2)	5,942,230
155,000	Xerox Holdings Corp	6,034,150
	Total Technology Hardware, Storage & Peripherals	30,363,190
	Thrifts & Mortgage Finance – 1.1%
434,000	MGIC Investment Corp	6,253,940
	Wireless Telecommunication Services – 1.0%
248,000	Telephone & Data Systems Inc	5,880,080
	Total Long-Term Investments (cost $575,864,212)	614,292,230

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 6.9%
	REPURCHASE AGREEMENTS – 6.9%
$40,953	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/29/19, repurchase price $40,954,802, collateralized by $41,375,000 U.S. Treasury Notes, 1.750%, due 7/15/22, value $41,776,462	0.650%	12/02/19	$40,952,584
	Total Short-Term Investments (cost $40,952,584)			40,952,584
	Total Investments (cost $616,816,796) – 111.2%			655,244,814

Shares	Description (1)	Value
	COMMON STOCKS SOLD SHORT – (92.2)% (3)
	Air Freight & Logistics – (1.0)%
(35,000)	FedEx Corp	$(5,601,750)
	Automobiles – (0.8)%
(15,000)	Tesla Inc, (2)	(4,949,100)
	Banks – (0.1)%
(8,000)	Cullen/Frost Bankers Inc	(748,480)
	Biotechnology – (3.6)%
(97,000)	Agios Pharmaceuticals Inc, (2)	(3,773,300)
(46,000)	Alnylam Pharmaceuticals Inc, (2)	(5,388,440)
(19,000)	BioMarin Pharmaceutical Inc, (2)	(1,533,490)
(56,000)	Bluebird Bio Inc, (2)	(4,532,640)
(52,000)	Sarepta Therapeutics Inc, (2)	(5,849,480)
	Total Biotechnology	(21,077,350)
	Building Products – (0.1)%
(32,000)	Resideo Technologies Inc, (2)	(312,960)
	Capital Markets – (1.9)%
(67,000)	Affiliated Managers Group Inc	(5,719,790)
(16,000)	BGC Partners Inc., Class A	(92,800)
(330,000)	Virtu Financial Inc., Class A	(5,478,000)
	Total Capital Markets	(11,290,590)
	Chemicals – (3.2)%
(88,000)	Albemarle Corp	(5,753,440)
(40,000)	International Flavors & Fragrances Inc	(5,649,200)
(278,000)	Mosaic Co/The	(5,295,900)
(31,000)	WR Grace & Co	(2,071,730)
	Total Chemicals	(18,770,270)

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Commercial Services & Supplies – (1.9)%
(156,000)	Rollins Inc	$(5,592,600)
(87,000)	Stericycle Inc, (2)	(5,465,340)
	Total Commercial Services & Supplies	(11,057,940)
	Electric Utilities – (2.8)%
(99,000)	Alliant Energy Corp	(5,247,000)
(80,000)	Edison International	(5,528,000)
(66,000)	Eversource Energy	(5,454,240)
	Total Electric Utilities	(16,229,240)
	Electronic Equipment, Instruments & Components – (2.6)%
(197,000)	Corning Inc	(5,720,880)
(41,000)	IPG Photonics Corp, (2)	(5,825,690)
(30,000)	SYNNEX Corp	(3,684,300)
	Total Electronic Equipment, Instruments & Components	(15,230,870)
	Energy Equipment & Services – (2.6)%
(265,000)	Halliburton Co	(5,562,350)
(241,000)	National Oilwell Varco Inc	(5,434,550)
(838,000)	Transocean Ltd	(4,173,240)
	Total Energy Equipment & Services	(15,170,140)
	Entertainment – (6.6)%
(118,000)	Liberty Media Corp-Liberty Formula One, (2)	(5,320,620)
(19,000)	Madison Square Garden Co, (2)	(5,353,820)
(18,000)	Netflix Inc, (2)	(5,663,880)
(33,000)	Roku Inc, (2)	(5,292,210)
(39,000)	Spotify Technology SA, (2)	(5,559,450)
(38,000)	Walt Disney Co	(5,760,040)
(91,000)	World Wrestling Entertainment Inc	(5,643,820)
	Total Entertainment	(38,593,840)
	Food & Staples Retailing – (1.0)%
(186,000)	Grocery Outlet Holding Corp, (2)	(6,162,180)
	Food Products – (4.3)%
(107,000)	Archer-Daniels-Midland Co	(4,593,510)
(21,000)	Beyond Meat Inc, (2)	(1,742,160)
(212,000)	Hain Celestial Group Inc, (2)	(5,240,640)
(129,000)	Hormel Foods Corp	(5,744,370)
(63,000)	Lamb Weston Holdings Inc	(5,290,740)
(8,000)	Post Holdings Inc, (2)	(844,800)
(500)	Seaboard Corp	(2,055,785)
	Total Food Products	(25,512,005)

Shares	Description (1)	Value
	Health Care Equipment & Supplies – (5.2)%
(26,000)	ABIOMED Inc, (2)	$(5,100,680)
(71,000)	Cantel Medical Corp	(5,459,900)
(29,000)	ICU Medical Inc, (2)	(5,436,920)
(8,000)	Intuitive Surgical Inc, (2)	(4,743,200)
(31,000)	Penumbra Inc, (2)	(5,484,520)
(32,000)	Varian Medical Systems Inc, (2)	(4,279,360)
	Total Health Care Equipment & Supplies	(30,504,580)
	Health Care Providers & Services – (1.9)%
(164,000)	Acadia Healthcare Co Inc, (2)	(5,274,240)
(405,000)	Covetrus Inc, (2)	(5,795,550)
	Total Health Care Providers & Services	(11,069,790)
	Health Care Technology – (0.3)%
(142,000)	Change Healthcare Inc, (2)	(1,899,960)
	Hotels, Restaurants & Leisure – (3.8)%
(119,000)	Carnival Corp	(5,364,520)
(63,000)	Choice Hotels International Inc	(6,126,750)
(18,000)	Domino's Pizza Inc	(5,297,400)
(49,000)	Royal Caribbean Cruises Ltd	(5,880,980)
	Total Hotels, Restaurants & Leisure	(22,669,650)
	Household Products – (1.7)%
(27,000)	Clorox Co	(4,002,210)
(118,000)	Energizer Holdings Inc	(5,887,020)
	Total Household Products	(9,889,230)
	Industrial Conglomerates – (0.9)%
(457,000)	General Electric Co	(5,150,390)
	Interactive Media & Services – (0.9)%
(134,000)	Zillow Group Inc., Class C, (2)	(5,246,100)
	Internet & Direct Marketing Retail – (1.9)%
(130,000)	Grubhub Inc, (2)	(5,605,600)
(65,000)	Wayfair Inc., Class A, (2)	(5,519,800)
	Total Internet & Direct Marketing Retail	(11,125,400)
	IT Services – (1.9)%
(81,000)	Square Inc., Class A, (2)	(5,598,720)
(52,000)	Twilio Inc., Class A, (2)	(5,370,560)
	Total IT Services	(10,969,280)
	Leisure Products – (1.0)%
(484,000)	Mattel Inc	(5,662,800)

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Life Sciences Tools & Services – (0.9)%
(130,000)	QIAGEN NV, (2)	$(5,564,000)
	Machinery – (2.8)%
(121,000)	Pentair PLC	(5,366,350)
(272,000)	Trinity Industries Inc	(5,722,880)
(68,000)	Westinghouse Air Brake Technologies Corp	(5,342,760)
	Total Machinery	(16,431,990)
	Marine – (0.9)%
(63,000)	Kirby Corp, (2)	(5,315,310)
	Media – (0.9)%
(138,000)	ViacomCBS Inc., Class B	(5,572,440)
	Mortgage Real Estate Investment Trust – (0.9)%
(592,000)	Annaly Capital Management Inc	(5,523,360)
	Multiline Retail – (2.2)%
(21,000)	Dollar Tree Inc, (2)	(1,920,660)
(341,000)	Macy's Inc	(5,224,120)
(90,000)	Ollie's Bargain Outlet Holdings Inc, (2)	(5,886,000)
	Total Multiline Retail	(13,030,780)
	Multi-Utilities – (1.8)%
(70,000)	Dominion Energy Inc	(5,817,700)
(186,000)	NiSource Inc	(4,919,700)
	Total Multi-Utilities	(10,737,400)
	Oil, Gas & Consumable Fuels – (2.4)%
(742,000)	Antero Midstream Corp	(3,398,360)
(86,000)	Hess Corp	(5,339,740)
(150,000)	Targa Resources Corp	(5,479,500)
	Total Oil, Gas & Consumable Fuels	(14,217,600)
	Pharmaceuticals – (1.4)%
(104,000)	Elanco Animal Health Inc, (2)	(2,881,840)
(259,000)	Nektar Therapeutics, (2)	(5,255,110)
	Total Pharmaceuticals	(8,136,950)
	Professional Services – (0.9)%
(38,000)	Equifax Inc	(5,306,320)

Shares	Description (1)	Value
	Road & Rail – (3.9)%
(45,000)	JB Hunt Transport Services Inc	$(5,202,900)
(121,000)	Lyft Inc., Class A, (2)	(5,926,580)
(112,000)	Ryder System Inc	(5,878,880)
(197,000)	Uber Technologies Inc, (2)	(5,831,200)
	Total Road & Rail	(22,839,560)
	Semiconductors & Semiconductor Equipment – (3.4)%
(119,000)	Cree Inc, (2)	(5,260,990)
(100,000)	First Solar Inc, (2)	(5,524,000)
(25,000)	Monolithic Power Systems Inc	(4,017,000)
(25,000)	NVIDIA Corp	(5,418,500)
	Total Semiconductors & Semiconductor Equipment	(20,220,490)
	Software – (7.8)%
(238,000)	2U Inc, (2)	(5,935,720)
(69,000)	Elastic NV, (2)	(5,479,290)
(336,000)	FireEye Inc, (2)	(5,631,360)
(80,000)	New Relic Inc, (2)	(5,441,600)
(164,000)	Nutanix Inc., Class A, (2)	(6,125,400)
(98,000)	PagerDuty Inc, (2)	(2,552,900)
(328,000)	Pluralsight Inc., Class A, (2)	(5,572,720)
(77,000)	PTC Inc, (2)	(5,898,200)
(64,000)	Teradata Corp, (2)	(1,699,840)
(10,000)	Workday Inc., Class A, (2)	(1,791,200)
	Total Software	(46,128,230)
	Specialty Retail – (4.6)%
(33,000)	Advance Auto Parts Inc	(5,183,640)
(46,000)	Five Below Inc, (2)	(5,690,660)
(111,000)	Floor & Decor Holdings Inc, (2)	(5,329,110)
(41,000)	Tiffany & Co	(5,485,800)
(24,000)	Ulta Beauty Inc, (2)	(5,612,640)
	Total Specialty Retail	(27,301,850)
	Technology Hardware, Storage & Peripherals – (0.7)%
(261,000)	Pure Storage Inc., Class A, (2)	(4,194,270)
	Textiles, Apparel & Luxury Goods – (1.9)%
(156,000)	Capri Holdings Ltd, (2)	(5,793,840)
(197,000)	Tapestry Inc	(5,297,330)
	Total Textiles, Apparel & Luxury Goods	(11,091,170)

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Trading Companies & Distributors – (1.8)%
(117,000)	Air Lease Corp	$(5,432,310)
(152,000)	Fastenal Co	(5,399,040)
	Total Trading Companies & Distributors	(10,831,350)
	Water Utilities – (1.0)%
(132,000)	Aqua America Inc	(5,843,640)
	Total Common Stocks Sold Short (proceeds $555,932,627)	(543,180,605)
	Other Assets Less Liabilities – 81.0%	477,030,929
	Net Assets – 100%	$589,095,138
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$614,292,230	$ —	$ —	$614,292,230
Short-Term Investments:
Repurchase Agreements	—	40,952,584	—	40,952,584
Common Stocks Sold Short	(543,180,605)	—	—	(543,180,605)
Total	$71,111,625	$40,952,584	$ —	$112,064,209

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $188,458,190 have been pledged as collateral for Common Stocks Sold Short.